Average Annual Total Returns{- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Investor PRO-10 - Growth Opportunities Portfolio	VIP Growth Opportunities Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Growth Opportunities Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Growth Opportunities Portfolio-Investor VIP Return Before Taxes Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	11.87%	31.99%	22.85%	27.60%	25.32%	19.79%